Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Remaining performance obligation, amount	$ 62,328
Remaining performance obligation, percentage	35.00%
Expected to be recognized within the following year	21.00%
Expected to be recognized in 3 to 10 years	14.00%
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		34.20%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		65.80%
Expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		22.10%
Expected timing of satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation	65.00%
Expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		12.10%
Expected timing of satisfaction, period		7 years